Property, Plant and Equipment: (Tables)	9 Months Ended
Sep. 30, 2018
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 6.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
September 30, 2018
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	463,634	(331,407)	132,227
Transportation equipment	491,025	(25,967)	465,058
Leasehold improvements	39,185	(10,007)	29,178
Mineral property	350,000	-	350,000
	$13,021,378	$(367,381)	$12,653,997

		Accumulated
	Cost	Depreciation	Net
December 31, 2017
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	587,126	(503,216)	83,910
Transportation equipment	489,560	-	489,560
Leasehold improvements	39,185	(7,655)	31,530
Mineral property	350,000	-	350,000
	$13,143,405	$(510,871)	$12,632,534